UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

 4020 South 147th Street, Omaha, Nebraska 68137

(Address of principal executive offices)(Zip code)

Emile Molineaux

            Gemini Fund Services, LLC., 450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2635

Date of fiscal year end:

7/31

Date of reporting period:  4/30/11

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

	RAM Risk-Managed Growth Fund
	PORTFOLIO OF INVESTMENTS (Unaudited)
	April 30, 2011
Shares		Value
	COMMON STOCKS - 83.0%
	AEROSPACE/DEFENSE - 0.9%
1,000	General Dynamics Corp.	$ 72,820

	APPAREL - 1.3%
1,000	VF Corp.	100,560

	AUTO MANUFACTURERS - 1.0%
5,000	Ford Motor Co. *	77,350

	BANKS - 13.8%
1,000	Bank of Nova Scotia	61,040
20,000	Citigroup, Inc. *	91,800
1,000	Goldman Sachs Group Inc.	151,010
4,000	JPMorgan Chase & Co.	182,520
1,000	Royal Bank of Canada	62,960
1,000	Toronto-Dominion Bank	86,630
5,000	US Bancorp	129,100
11,000	Wells Fargo & Co.	320,210
		1,085,270
	BEVERAGES - 0.9%
1,000	PepsiCo Inc.	68,890

	CHEMICALS - 1.5%
3,000	Dow Chemical Co.	122,970

	COAL - 1.9%
2,200	Peabody Energy Corp.	147,004

	COMPUTERS - 5.9%
3,000	Hewlett-Packard Co.	121,110
2,000	IBM Corp.	341,160
		462,270
	COSMETICS/PERSONAL CARE - 0.5%
645	Procter & Gamble Co.	41,861

	FOOD - 1.5%
2,000	Campbell Soup Co.	67,180
1,400	General Mills Inc.	54,012
		121,192
	HEALTHCARE-PRODUCTS - 2.1%
1,700	Baxter International Inc.	96,730
1,000	Johnson & Johnson	65,720
		162,450
	HEALTHCARE-SERVICES - 0.6%
1,000	UnitedHealth Group Inc.	49,230

	INSURANCE - 3.1%
1	Berkshire Hathaway Inc. - Cl A *	124,750
2,000	Sun Life Financial Inc.	65,520
2,000	Unum Group	52,960
		243,230
	RAM Risk-Managed Growth Fund
	PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	April 30, 2011

Shares		Value
	INTERNET - 0.7%
100	Google Inc. - Cl. A *	54,410

	MEDIA - 1.4%
2,500	Walt Disney Co.	107,750

	MINING - 3.0%
4,000	Newmont Mining Corp.	234,440

	MISCELLANEOUS MANUFACTURERS - 6.4%
1,700	3M Co.	165,257
2,800	Illinois Tool Works Inc.	163,548
3,000	ITT Corp.	173,370
		502,175
	OIL & GAS - 7.4%
1,200	Apache Corp.	160,044
1,000	BP PLC - ADR	46,140
2,000	Marathon Oil Corp.	108,080
1,000	Noble Energy Inc.	96,270
1,500	Occidental Petroleum Corp.	171,435
		581,969
	OIL & GAS SERVICES - 1.3%
2,000	Halliburton Co.	100,960

	PACKAGING & CONTAINERS - 1.3%
1,000	Bemis Co. Inc.	31,340
2,000	Sonoco Products Co.	69,120
		100,460
	PHARMACEUTICALS - 9.7%
2,600	Abbott Laboratories	135,304
1,000	Allergan Inc.	79,560
1,000	AmerisourceBergen Corp.	40,640
5,000	Bristol-Myers Squibb Co.	140,500
2,000	Eli Lilly & Co.	74,020
2,000	Merck & Co. Inc.	71,900
2,000	Novartis AG - ADR	118,340
2,992	Pfizer Inc.	62,712
1,000	Sanofi-Aventis SA - ADR	39,520
		762,496
	RETAIL - 8.2%
7,000	Ltd Brands Inc.	288,120
700	McDonald's Corp.	54,817
3,000	Wal-Mart Stores Inc.	164,940
2,000	Walgreen Co.	85,440
1,000	Yum! Brands Inc.	53,640
		646,957
	SEMICONDUCTORS - 3.1%
5,000	Applied Materials Inc.	78,450
4,000	Intel Corp.	92,760
2,000	Texas Instruments Inc.	71,060
		242,270
	RAM Risk-Managed Growth Fund
	PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	April 30, 2011

Shares		Value
	SOFTWARE - 3.0%
800	Fiserv Inc. *	49,048
3,000	Microsoft Corp.	78,060
3,000	Oracle Corp.	108,150
		235,258
	TELECOMMUNICATIONS - 0.6%
1,000	AT&T Inc.	31,120
1,000	Cisco Systems Inc.	17,560
		48,680
	TRANSPORTATION - 1.9%
2,000	United Parcel Service Inc. - Class B	149,940

	TOTAL COMMON STOCK ( Cost - $5,905,186)	6,522,862

	EXCHANGE TRADED FUNDS - 4.9%
	DEBT FUND - 1.2%
1,000	iShares Barclays 20+ Year Treasury Bond Fund	93,900

	EQUITY FUND - 3.7%
5,000	iShares MSCI Emerging Markets Index Fund	250,000
4,000	iShares MSCI Japan Index Fund	42,120
		292,120

	TOTAL EXCHANGE TRADED FUNDS ( Cost - $361,350)	386,020

	SHORT-TERM INVESTMENTS - 21.5%
	MONEY MARKET FUND - 21.5%
1,688,371	Fidelity Institutional Money Market Funds ( Cost - $1,688,371)	1,688,371

	TOTAL INVESTMENTS - 109.4% (Cost - $7,954,907) (a)	8,597,253
	LIABILITIES IN EXCESS OF OTHER ASSETS - (9.4) %	(736,507)
	NET ASSETS - 100.0%	$ 7,860,746

	SECURITIES SOLD SHORT - 69.5%
40,000	SPDR S&P 500 ETF Trust	5,461,600
	TOTAL SECURITIES SOLD SHORT (Proceeds $5,338,596)

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes (including security sold short) is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation	$ 691,144
	Unrealized depreciation	(171,802)
	Net unrealized appreciation	$ 519,342

ADR - American Depositary Receipt.
* Non-income producing security.

RAM Risk-Managed Growth Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) April 30, 2011

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the semi-annual report previously filed the Securities and Exchange Commission on Form N-CSR.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used as of April 31, 2011 in valuing the fund's assets carried at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Common Stock	$ 6,522,862	$ -	$ -	$ 6,522,862
Exchange Traded Funds	386,020	-	-	$ 386,020
Money Market Funds	1,688,371	-	-	$ 1,688,371
Total	$ 8,597,253	$ -	$ -	$ 8,597,253
Liabilities	Level 1	Level 2	Level 3	Total
Securities Sold Short	$ 5,461,600	$ -	$ -	$ 5,461,600
The Fund did not hold any Level 3 securities during the period.
There were no significant transfers into and out of Level 1 and 2 during the current period presented. It is the Fund’s policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.
*Refer to the Portfolio of Investments for industry classifications.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

6/24/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

6/24/11

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

6/24/11